Annual Total Returns [BarChart] - iShares ESG Aware USD Corporate Bond ETF - iShares ESG Aware USD Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2018	(2.79%)
Annual Return 2019	14.58%
Annual Return 2020	9.76%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -4.65%.